General principles and statement of compliance - Significant Investments In Subsidiaries (Details)			12 Months Ended
	Mar. 31, 2021	Jan. 05, 2021	Dec. 31, 2021
Inventiva Inc.
Disclosure of subsidiaries [line items]
Percent of Ownership Interest	100.00%	100.00%	100.00%